UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311

(Address of principal executive offices) Zip code)

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10 Suite 800

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 952-6667

Date of fiscal year end: 10/31

Date of reporting period: 07/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Dreman Contrarian Funds

Dreman High Opportunity Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 100.0%
Consumer Discretionary — 7.8%
75,575	Best Buy Co., Inc.	$2,085,870
51,750	Carnival Corp.	1,723,275
131,975	Lowe’s Companies, Inc.	2,848,021
172,965	Staples, Inc.	2,777,818

		9,434,984

Consumer Staples — 7.0%
241,815	Altria Group, Inc.	6,359,735
30,172	Philip Morris International, Inc.	2,147,341

		8,507,076

Energy — 32.2%
87,870	Anadarko Petroleum Corp.	7,254,547
46,990	Apache Corp.	5,813,603
44,040	BP PLC (a)	2,001,178
214,465	Chesapeake Energy Corp.	7,366,873
80,665	ConocoPhillips	5,807,073
71,415	Devon Energy Corp.	5,620,361
42,315	EnCana Corp.	1,239,406
27,030	Occidental Petroleum Corp.	2,653,805
49,765	Valero Energy Corp.	1,250,097

		39,006,943

Financials — 20.1%
67,830	American Express Co.	3,394,213
279,747	Bank of America Corp.	2,716,343
145,195	Fifth Third Bancorp	1,836,717
79,670	Hartford Financial Services Group, Inc./The	1,865,871
106,340	JPMorgan Chase & Co.	4,301,453
160,190	KeyCorp	1,287,928
57,954	PNC Financial Services Group, Inc.	3,146,323
52,490	U.S. Bancorp	1,367,889
157,941	Wells Fargo & Co.	4,412,872

		24,329,609

Health Care — 9.8%
63,405	Aetna, Inc.	2,630,673
31,105	AstraZeneca PLC (a)	1,508,904
21,030	Eli Lilly & Co.	805,449
175,027	Pfizer, Inc.	3,367,519
71,275	UnitedHealth Group, Inc.	3,537,378

		11,849,923

Industrials — 14.8%
16,581	3M Co.	1,444,868
86,800	Eaton Corp.	4,162,060
31,725	Emerson Electric Co.	1,557,380
26,314	FedEx Corp.	2,286,160
200,820	General Electric Co.	3,596,686
4,197	Huntington Ingalls Industries, Inc. (b)	140,516
24,860	Northrop Grumman Corp.	1,504,279
38,820	United Technologies Corp.	3,215,849

		17,907,798

Information Technology — 3.4%
80,180	Cisco Systems, Inc.	1,280,475

Shares		Value
65,825	Intel Corp.	$1,469,872
50,875	Microsoft Corp.	1,393,975

		4,144,322

Materials — 4.9%
65,135	BHP Billiton, Ltd. (a)	$5,963,109

Total Common Stocks(Cost $105,765,908)		121,143,764

Mutual Funds — 0.2%

Exchange Traded Funds — 0.2%
14,870	Financial Select Sector SPDR Fund	220,076

Total Mutual Funds(Cost $178,316)		220,076

Cash Equivalents — 0.3%
378,952	Huntington Money Market Fund — Trust Shares, 0.010% (c) (d)	378,952

Total Cash Equivalents(Cost $378,952)		378,952

Total Investments (Cost $106,323,176) — 100.5%		121,742,792

Liabilities in Excess of Other Assets — (0.5)%		(644,860)

Net Assets — 100.0%		$121,097,932

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day yield as of July 31, 2011.
(d)	Investment in affiliate.

PLC — Public Liability Co.

.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian Mid Cap Value Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 97.0%
Consumer Discretionary — 8.3%
555	Best Buy Co., Inc.	$15,318
470	Big Lots, Inc. (a)	16,370
830	Gap, Inc./The	16,011
750	Mattel, Inc.	19,995
950	Staples, Inc.	15,257
240	Whirlpool Corp.	16,615

		99,566

Consumer Staples — 7.4%
1,420	Dean Foods Co. (a)	15,648
245	Energizer Holdings, Inc. (a)	19,757
190	Lorillard, Inc.	20,182
410	Molson Coors Brewing Co., Class B	18,471
1,695	SUPERVALU, Inc.	14,577

		88,635

Energy — 11.7%
530	Arch Coal, Inc.	13,568
513	Chesapeake Energy Corp.	17,622
360	Ensco PLC (b)	19,170
960	McDermott International, Inc. (a)	19,363
775	Nexen, Inc.	18,058
240	Transocean, Ltd.	14,774
410	Ultra Petroleum Corp. (a)	19,196
720	Valero Energy Corp.	18,086

		139,837

Financials — 16.6%
545	Allstate Corp./The	15,107
303	Ameriprise Financial, Inc.	16,392
1,580	Apollo Investment Corp.	15,136
506	Axis Capital Holdings, Ltd.	16,126
515	Comerica, Inc.	16,495
782	Discover Financial Services	20,027
1,480	Fifth Third Bancorp	18,722
694	Hartford Financial Services Group, Inc./The	16,253
1,795	Hudson City Bancorp, Inc.	14,809
640	Lincoln National Corp.	16,960
730	NASDAQ OMX Group, Inc./The (a)	17,571
615	SunTrust Banks, Inc.	15,061

		198,659

Health Care — 9.5%
120	Biogen Idec, Inc. (a)	12,224
350	CIGNA Corp.	17,420
520	Forest Laboratories, Inc. (a)	19,271
365	Kinetic Concepts, Inc. (a)	24,433
635	Omnicare, Inc.	19,368
345	Zimmer Holdings, Inc. (a)	20,707

		113,423

Industrials — 11.5%
415	General Cable Corp. (a)	16,505
1	Huntington Ingalls Industries, Inc. (a)	33

Shares		Value
250	L-3 Communications Holdings, Inc.	$19,780
250	Norfolk Southern Corp.	18,925
250	Northrop Grumman Corp.	15,128
580	Oshkosh Corp. (a)	14,396
760	Pitney Bowes, Inc.	16,378
1,020	R.R. Donnelley & Sons Co.	19,186
420	URS Corp. (a)	17,149

		137,480

Information Technology — 12.9%
485	Arrow Electronics, Inc. (a)	16,854
390	Computer Sciences Corp.	13,759
320	Fiserv, Inc. (a)	19,315
400	Harris Corp.	15,948
496	Lexmark International, Inc. (a)	16,651
954	NCR Corp. (a)	19,032
1,051	Symantec Corp. (a)	20,032
667	Synopsys, Inc. (a)	15,988
877	Western Union Co.	17,023

		154,602

Materials — 5.6%
207	Agrium, Inc.	18,088
370	Nucor Corp.	14,389
615	Owens-Illinois, Inc. (a)	14,250
1,555	Yamana Gold, Inc.	20,184

		66,911

Real Estate Investment Trusts — 6.7%
1,405	Duke Realty Corp.	19,726
805	Hospitality Properties Trust	20,326
580	Mack-Cali Realty Corp.	19,297
845	Senior Housing Properties Trust	20,229

		79,578

Utilities — 6.8%
685	Ameren Corp.	19,742
535	American Electric Power Company, Inc.	19,720
710	DPL, Inc.	21,478
745	PPL Corp.	20,786

		81,726

Total Common Stocks(Cost $1,116,403)		1,160,417

Cash Equivalents — 2.0%
23,815	Huntington Money Market Fund — Trust Shares, 0.010% (c) (d)	23,815

Total Cash Equivalents(Cost $23,815)		23,815

Total Investments (Cost $1,140,218) — 99.0%		1,184,232

Other Assets in Excess of Liabilities — 1.0%		11,403

Net Assets — 100.0%		$1,195,635

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate disclosed is the seven day yield as of July 31, 2011.
(d)	Investment in affiliate.

PLC — Public Liability Co.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian Small Cap Value Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 98.1%
Consumer Discretionary — 13.3%
2,527	Aaron’s, Inc.	$63,706
97,325	American Axle & Manufacturing Holdings, Inc. (a)	1,116,318
28,869	Ascena Retail Group, Inc. (a)	933,046
50,600	Brinker International, Inc.	1,215,412
62,100	Collective Brands, Inc. (a)	731,538
55,700	Cooper Tire & Rubber Co.	939,102
28,100	Hanesbrands, Inc. (a)	857,331
36,825	Helen of Troy, Ltd. (a)	1,187,606
42,325	International Speedway Corp., Class A	1,183,830
61,365	Jakks Pacific, Inc. (a)	1,070,819
37,090	Jarden Corp.	1,149,419
48,676	Jones Group, Inc./The	629,867
26,782	Life Time Fitness, Inc. (a)	1,118,416
38,700	Meredith Corp.	1,155,195
114,067	Sonic Corp. (a)	1,220,517
29,800	Wolverine World Wide, Inc.	1,128,526

		15,700,648

Consumer Staples — 4.1%
56,719	Central European Distribution Corp. (a)	549,040
87,477	Chiquita Brands International, Inc. (a)	1,035,728
24,000	Corn Products International, Inc.	1,221,360
30,150	Nash Finch Co.	1,079,370
26,908	Universal Corp.	988,062

		4,873,560

Energy — 7.6%
25,960	Atwood Oceanics, Inc. (a)	1,212,332
210,625	Cal Dive International, Inc. (a)	1,175,288
21,825	Contango Oil & Gas Co. (a)	1,376,721
58,060	James River Coal Co. (a)	1,100,818
34,000	Superior Energy Services, Inc. (a)	1,410,660
54,474	Tesoro Corp. (a)	1,323,173
51,259	W&T Offshore, Inc.	1,389,119

		8,988,111

Financials — 14.2%
19,711	Allied World Assurance Co. Holdings, Ltd.	1,073,264
115,950	Apollo Investment Corp.	1,110,801
39,600	Aspen Insurance Holdings, Ltd.	1,025,640
93,550	Associated Banc-Corp	1,276,957
83,215	BancorpSouth, Inc.	1,126,731
27,925	Bank of Hawaii Corp.	1,251,319
64,374	FirstMerit Corp.	940,504
125,050	Fulton Financial Corp.	1,269,258
29,225	Hancock Holding Co.	962,964
25,800	Hanover Insurance Group, Inc.	934,218
26,300	Platinum Underwriters Holdings, Ltd.	903,405
10,317	Prosperity Bancshares, Inc.	428,465
45,358	Protective Life Corp.	964,311
32,550	Waddell & Reed Financial, Inc., Class A	1,194,585

Shares		Value
74,675	Washington Federal, Inc.	$1,262,754
29,181	Wintrust Financial Corp.	997,407

		16,722,583

Health Care — 9.0%
32,528	Alere, Inc. (a)	959,251
38,475	Amedisys, Inc. (a)	994,964
33,450	Charles River Laboratories International, Inc. (a)	1,322,947
23,627	Healthspring, Inc. (a)	969,652
35,245	LifePoint Hospitals, Inc. (a)	1,307,589
18,000	Mednax, Inc. (a)	1,226,880
39,725	Owens & Minor, Inc.	1,211,613
36,025	STERIS Corp.	1,260,515
21,125	Teleflex, Inc.	1,272,359

		10,525,770

Industrials — 14.9%
112,356	Aircastle Ltd.	1,286,476
16,950	Alliant Techsystems, Inc.	1,105,649
9,062	Ameron International Corp.	771,086
51,475	Barnes Group, Inc.	1,253,416
66,832	Briggs & Stratton Corp.	1,145,500
46,775	Brink’s Co./The	1,395,766
36,047	Curtiss-Wright Corp.	1,152,062
108,200	Diana Shipping, Inc. (a)	1,060,360
42,400	EMCOR Group, Inc. (a)	1,183,808
39,950	EnerSys (a)	1,277,601
18,500	Esterline Technologies Corp. (a)	1,412,845
29,109	General Cable Corp. (a)	1,157,665
52,319	Geo Group, Inc./The (a)	1,088,235
24,000	Ryder System, Inc.	1,351,680
57,484	Tutor Perini Corp.	907,098

		17,549,247

Information Technology — 12.5%
178,475	Amkor Technology, Inc. (a)	951,272
97,140	Arris Group, Inc. (a)	1,165,680
19,750	CACI International, Inc., Class A (a)	1,166,830
23,400	DST Systems, Inc.	1,197,846
141,425	Earthlink, Inc.	1,137,057
44,310	JDA Software Group, Inc. (a)	1,238,908
30,175	Lexmark International, Inc. (a)	1,012,975
54,150	Microsemi Corp. (a)	1,074,878
10,213	MKS Instruments, Inc.	254,814
67,754	NCR Corp. (a)	1,351,692
35,775	Plantronics, Inc.	1,225,294
165,925	PMC - Sierra, Inc. (a)	1,159,816
70,474	QLogic Corp. (a)	1,069,091
20,883	Synaptics, Inc. (a)	513,095
5,682	Websense, Inc. (a)	128,868

		14,648,116

Materials — 7.3%
157,333	AuRico Gold, Inc. (a)	1,908,449
49,896	Coeur d’Alene Mines Corp. (a)	1,361,662
15,697	HB Fuller Co.	358,833
49,036	Minefinders Corp., Ltd. (a)	716,416
33,975	OM Group, Inc. (a)	1,232,613
2,013	Rock-Tenn Co., Class A	123,719
11,500	Scotts Miracle-Gro Co., Class A	580,290
99,975	Thompson Creek Metals Co., Inc. (a)	903,774
65,192	Worthington Industries, Inc.	1,367,076

		8,552,832

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
Real Estate Investment Trusts — 8.5%
158,625	Anworth Mortgage Asset Corp.	$1,099,271
108,650	Brandywine Realty Trust	1,302,713
75,800	CBL & Associates Properties, Inc.	1,346,208
48,112	CommonWealth REIT	1,136,405
52,650	Hospitality Properties Trust	1,329,412
108,561	Medical Properties Trust, Inc.	1,276,677
61,725	Omega Healthcare Investors, Inc.	1,212,279
90,425	Pennsylvania Real Estate Investment Trust	1,320,205

		10,023,170

Utilities — 6.7%
35,175	Allete, Inc.	1,415,794
31,250	IDACORP, Inc.	1,225,313
87,850	NV Energy, Inc.	1,303,694
58,216	Portland General Electric Co.	1,442,592
69,400	TECO Energy, Inc.	1,285,982
45,400	Vectren Corp.	1,199,014

		7,872,389

Total Common Stocks (Cost $101,779,217)		115,456,426

Total Investments (Cost $101,779,217) — 98.1%		115,456,426

Other Assets in Excess of Liabilities — 1.9%		2,212,255

Net Assets — 100.0%		$117,668,681

(a)	Non-income producing security.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Market Over-Reaction Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 99.7%
Consumer Discretionary — 5.8%
2,963	Best Buy Co., Inc.	$81,779
6,550	Ford Motor Co. (a)	79,976
4,455	Gap, Inc./The	85,937
2,930	General Motors Co. (a)	81,102
3,918	Tata Motors, Ltd. (b)	83,924
2,210	Volkswagen AG (b)	81,063

		493,781

Consumer Staples — 1.0%
2,737	Archer-Daniels-Midland Co.	83,150

Energy — 10.2%
1,872	BP PLC (b)	85,064
800	Chevron Texaco Corp.	83,216
878	China Petroleum & Chemical Corp. (b)	86,931
1,939	Eni S.p.A. (b)	83,920
1,314	Lukoil (b)	88,235
2,761	Marathon Oil Corp.	85,508
2,659	Petroleo Brasileiro SA (b)	90,326
2,780	Repsol YPF, SA (b)	87,459
1,567	Total SA (b)	84,728
2,024	YPF Sociedad Anonima (b)	86,162

		861,549

Financials — 24.9%
1,344	ACE, Ltd.	90,021
14,399	Aegon NV (a) (c)	82,218
1,889	Aflac, Inc.	87,007
6,642	Allianz SE (b)	86,678
3,017	Allstate Corp./The	83,631
1,585	Ameriprise Financial, Inc.	85,748
8,052	Banco Bilbao Vizcaya Argentaria, SA (b)	83,902
8,698	Banco Santander Brasil SA (b)	80,717
7,867	Banco Santander SA (b)	80,322
5,890	Barclays PLC (b)	85,758
2,580	BNP Paribas SA (b)	83,876
1,750	Capital One Financial Corp.	83,650
1,385	Chubb Corp./The	86,535
3,288	Discover Financial Services	84,206
3,585	Hartford Financial Services Group, Inc./The	83,961
7,920	ING Groep NV (a) (b)	85,061
2,092	JPMorgan Chase & Co.	84,621
2,095	MetLife, Inc.	86,335
1,541	PNC Financial Services Group, Inc.	83,661
1,421	Prudential Financial, Inc.	83,384
8,424	Societe Generale (b)	82,976
2,968	Sun Life Financial, Inc.	82,214
1,502	Travelers Cos., Inc./The	82,805
5,043	UBS AG (a) (d)	83,109
2,171	Woori Finance Holdings Co., Ltd. (b)	85,711

		2,108,107

	Health Care — 12.7%

Shares		Value
1,974	Aetna, Inc.	$81,901
1,558	Amgen, Inc. (a)	85,223
1,733	AstraZeneca PLC (b)	84,068
1,651	CIGNA Corp.	82,170
2,245	Eli Lilly & Co.	85,983
2,224	Forest Laboratories, Inc. (a)	82,421
1,078	Humana, Inc.	80,397
2,333	Medtronic, Inc.	84,105
2,407	Merck & Co., Inc.	82,151
4,305	Pfizer, Inc.	82,828
2,191	Sanofi-Aventis (b)	84,901
1,809	Teva Pharmaceutical Industries, Ltd. (b)	84,372
1,163	WellPoint, Inc.	78,561

		1,079,081

Industrials — 4.9%
1,225	General Dynamics Corp.	83,472
1,094	Lockheed Martin Corp.	82,849
232	Mitsui & Co., Ltd. (b)	87,926
1,319	Northrop Grumman Corp.	79,813
1,837	Raytheon Co.	82,169

		416,229

Information Technology — 12.8%
6,751	Applied Materials, Inc.	83,172
2,300	ASML Holding NV (c)	81,995
5,416	Cisco Systems, Inc.	86,494
5,082	Corning, Inc.	80,855
5,127	Dell, Inc. (a)	83,262
2,428	Hewlett-Packard Co.	85,368
1,391	Hitachi, Ltd. (b)	86,061
3,881	Intel Corp.	86,663
6,017	LG Display Co., Ltd. (b)	77,258
14,797	Nokia Corp. (b)	85,823
3,216	Research In Motion, Ltd. (a)	80,400
2,066	SanDisk Corp (a)	87,867
8,517	Xerox Corp.	79,464

		1,084,682

Materials — 5.9%
7,684	Cia Siderurgica Nacional SA (b)	81,604
863	Cliffs Natural Resources, Inc.	77,515
1,532	Freeport-McMoran Copper & Gold, Inc., Class B	81,135
2,846	International Paper Co.	84,526
2,279	LyondellBasell Industries NV, Class A	89,929
2,598	Vale SA (b)	84,279

		498,988

Real Estate Investment Trusts — 0.9%
4,770	Annaly Capital Management, Inc.	80,041

Telecommunication Services — 13.5%
2,714	BT Group PLC (b)	89,209
1,782	China Mobile, Ltd. (b)	88,797
4,275	France Telecom SA (b)	88,193
6,328	Koninklijke (Royal) KPN NV (b)	92,895
4,458	KT Corp. (b)	88,090
3,438	Nippon Telegraph & Telephone Corp. (b)	85,056
5,423	SK Telecom Co., Ltd. (b)	86,334
6,909	Telecom Italia S.p.A. (b)	86,362
3,791	Telefonica SA (b)	84,615
1,815	Telenor ASA (b)	90,804

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
6,811	Turkcell Iletisim Hizmetleri AS (a) (b)	$87,181
7,104	VimpelCom, Ltd. (b)	88,090
3,290	Vodafone Group PLC (b)	92,449

		1,148,075

Utilities — 7.1%
6,977	Centrais Eletricas Brasileiras SA (a) (b)	84,143
1,552	Empresa Nacional de Electricidad SA (b)	83,265
1,271	Entergy Corp.	84,903
1,964	Exelon Corp.	86,553
3,096	PPL Corp.	86,378
2,681	Public Service Enterprise Group, Inc.	87,803
1,645	RWE AG (b)	85,918

		598,963

Total Common Stocks(Cost $8,152,403)		8,452,646

Cash Equivalents — 1.2%
101,009	Huntington Money Market Fund - Trust Shares, 0.010% (e) (f)	101,009

Total Cash Equivalents(Cost $101,009)		101,009

Total Investments (Cost $8,253,412) — 100.9%		8,553,655

Liabilities in Excess of Other Assets — (0.9)%		(73,175)

Net Assets — 100.0%		$8,480,480

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	New York Registry.
(d)	Global Registered Shares.
(e)	Rate disclosed is the seven day yield as of July 31, 2011.
(f)	Investment in affiliate.

PLC — Public Liability Co.

Diversification of Assets

Country	Percentage
Argentina	1.0%
Brazil	5.0%
Canada	1.9%
Chile	1.0%
China	1.0%
Finland	1.0%
France	5.0%
Germany	3.0%
Hong Kong	1.0%
India	1.0%
Israel	1.0%
Italy	2.0%
Japan	3.1%
Netherlands	6.1%
Norway	1.1%
Republic of South Korea	4.0%
Russian Federation	1.0%
Spain	4.0%
Switzerland	2.0%
Turkey	1.0%
United Kingdom	5.2%
United States	48.3%

Total	99.7%
Cash Equivalents	1.2%
Liabilities in Excess of Other Assets	(0.9)%

Grand Total	100.0%

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian International Value Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 97.0%
Consumer Discretionary — 3.2%
351	Carnival PLC (a)	$12,145
758	Tata Motors, Ltd. (a)	16,236

		28,381

Consumer Staples — 8.1%
189	British American Tobacco PLC (a)	17,278
224	Delhaize Group (a)	16,244
230	Diageo PLC (a)	18,685
577	Unilever PLC (a)	18,499

		70,706

Energy — 19.8%
536	BP PLC (a)	24,356
364	Eni S.p.A. (a)	15,754
282	Ensco PLC (a)	15,017
1,112	Gazprom (a)	16,302
257	Lukoil (a)	17,258
702	Nexen, Inc.	16,357
507	Petroleo Brasileiro SA (a)	17,223
245	Royal Dutch Shell PLC (a)	18,022
684	Statoil ASA (a)	16,806
305	Total SA (a)	16,491

		173,586

Financials — 23.7%
1,226	Allianz SE (a)	15,999
1,678	Banco Bilbao Vizcaya Argentaria, SA (a)	17,485
1,638	Banco Santander SA (a)	16,724
1,220	Barclays PLC (a)	17,763
326	Deutsche Bank AG (b)	17,920
357	HSBC Holdings PLC (a)	17,447
1,583	ING Groep NV (a) (c)	17,001
320	KB Financial Group, Inc. (a)	15,875
3,720	Nomura Holdings, Inc. (a)	18,042
747	Prudential PLC (a)	16,822
1,739	Societe Generale (a)	17,129
3,050	Sumitomo Mitsui Financial Group, Inc. (a)	19,093

		207,300

Health Care — 11.8%
354	AstraZeneca PLC (a)	17,173
323	Covidien PLC	16,405
394	GlaxoSmithKline PLC (a)	17,501
436	Sanofi-Aventis (a)	16,895
321	Smith & Nephew PLC (a)	17,010
398	Teva Pharmaceutical Industries, Ltd. (a)	18,563

		103,547

Industrials — 6.9%
671	ABB, Ltd. (a) (c)	16,064
827	BAE Systems PLC (a)	16,598
806	Seaspan Corp.	11,203
133	Siemens AG (a)	16,930

		60,795

Information Technology — 1.3%

Shares		Value
2,295	China Digital TV Holding Co., Ltd. (a)	$11,039

Materials — 11.0%
188	Agrium, Inc.	16,427
308	Barrick Gold Corp.	14,652
183	BASF SE (a)	16,583
174	BHP Billiton, Ltd. (a)	15,930
1,057	Minefinders Corp., Ltd. (c)	15,443
1,328	Yamana Gold, Inc.	17,237

		96,272

Telecommunication Services — 9.8%
364	China Mobile, Ltd. (a)	18,138
684	Nippon Telegraph & Telephone Corp. (a) (a) (c)	16,922
1,078	SK Telecom Co., Ltd. (a)	17,162
777	Telefonica SA (a)	17,343
591	Vodafone Group PLC (a)	16,607

		86,172

Utilities — 1.4%
205	Cia de Saneamento Basico do Estado de Sao Paulo (a)	12,236

Total Common Stocks(Cost $805,714)		850,034

Cash Equivalents — 1.3%
11,289	Huntington U.S. Treasury Money Market Fund — Trust Shares, 0.010% (d) (e)	11,289

Total Cash Equivalents(Cost $11,289)		11,289

Total Investments (Cost $817,003) — 98.3%		861,323

Other Assets in Excess of Liabilities — 1.7%		14,954

Net Assets — 100.0%		$876,277

(a)	American Depositary Receipt.
(b)	Global Registered Shares.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day yield as of July 31, 2011.
(e)	Investment in affiliate.

PLC — Public Liability Co.

Diversification of Assets

Country	Percentage
Australia	1.8%
Belgium	1.9%
Brazil	3.4%
Canada	9.1%
China	1.3%
France	5.8%
Germany	7.7%
Hong Kong	3.3%
India	1.8%
Ireland	1.9%
Israel	2.1%
Italy	1.8%
Japan	6.2%
Netherlands	4.0%
Norway	1.9%
Republic of South Korea	3.8%
Russian Federation	3.8%
Spain	5.9%
Switzerland	1.8%
United Kingdom	27.7%

Total	97.0%
Cash Equivalents	1.3%
Other Assets in Excess of Liabilities	1.7%

Grand Total	100.0%

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Dreman Contrarian Value Equity Fund

Portfolio of Investments (unaudited)

July 31, 2011

Shares		Value
Common Stocks — 94.7%
Consumer Discretionary — 9.2%
84	Best Buy Co., Inc.	$2,318
52	Carnival Corp.	1,732
118	Gap, Inc./The	2,276
152	Staples, Inc.	2,441
32	Whirlpool Corp.	2,215

		10,982

Consumer Staples — 7.2%
91	Altria Group, Inc.	2,393
36	Kimberly-Clark Corp.	2,353
36	Philip Morris International, Inc.	2,562
158	SUPERVALU, Inc.	1,359

		8,667

Energy — 17.1%
36	Anadarko Petroleum Corp.	2,972
23	Apache Corp.	2,846
75	BP PLC (a)	3,408
75	Chesapeake Energy Corp.	2,576
36	ConocoPhillips	2,592
52	Marathon Oil Corp.	1,610
26	Marathon Petroleum Corp. (b)	1,138
37	Transocean, Ltd.	2,278
43	Valero Energy Corp.	1,080

		20,500

Financials — 21.8%
73	Allstate Corp./The	2,024
270	Bank of America Corp.	2,622
67	Citigroup, Inc.	2,569
56	Comerica, Inc.	1,794
188	Fifth Third Bancorp	2,378
16	Goldman Sachs Group, Inc./The	2,159
95	Hartford Financial Services Group, Inc./The	2,225
57	JPMorgan Chase & Co.	2,306
55	MetLife, Inc.	2,267
40	PNC Financial Services Group, Inc.	2,172
43	SunTrust Banks, Inc.	1,053
89	Wells Fargo & Co.	2,487

		26,056

Health Care — 10.1%
44	Abbott Laboratories	2,258
63	Eli Lilly & Co.	2,413

141	Pfizer, Inc.	2,713
49	UnitedHealth Group, Inc.	2,432
37	Zimmer Holdings, Inc. (b)	2,221

		12,037

Industrials — 7.4%
35	Alliant Techsystems, Inc.	2,283
131	General Electric Co.	2,346
27	L-3 Communications Holdings, Inc.	2,136
95	Pitney Bowes, Inc.	2,047

		8,812

Shares		Value
Information Technology — 8.6%
145	Cisco Systems, Inc.	$2,316
124	Intel Corp.	2,769
92	Microsoft Corp.	2,521
141	Symantec Corp. (b)	2,687

		10,293

Materials — 5.1%
115	Minefinders Corp., Ltd. (b)	1,680
34	Newmont Mining Corp.	1,891
196	Yamana Gold, Inc.	2,544

		6,115

Real Estate Investment Trust — 2.1%
101	Hospitality Properties Trust	2,550

Utilities — 6.1%
84	Ameren Corp.	2,421
55	Exelon Corp.	2,424
87	PPL Corp.	2,427

		7,272

Total Common Stocks(Cost $115,650)		113,284

Cash Equivalents — 1.5%
1,770	Huntington Money Market Fund — Trust Shares, 0.010% (c) (d)	1,770

Total Cash Equivalents(Cost $1,770)	1,770

Total Investments (Cost $117,420) — 96.2%	115,054

Other Assets in Excess of Liabilities — 3.8%	4,509

Net Assets — 100.0%	$119,563

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day yield as of July 31, 2011.
(d)	Investment in affiliate.

PLC — Public Liability Co.

See accompanying notes which are an integral part of these portfolios of investments.

Dreman Contrarian Funds

Notes to the Portfolio of Investments

July 31, 2011

(Unaudited)

At July 31, 2011, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)
Dreman High Opportunity Fund	$107,151,947	$19,252,357	$(4,661,512)	$14,590,845
Dreman Contrarian Mid Cap Value Fund	1,144,514	129,370	(89,652)	39,718
Dreman Contrarian Small Cap Value Fund	103,403,425	19,870,892	(7,817,891)	12,053,001
Dreman Market Over Reaction Fund	8,269,260	637,396	(353,001)	284,395
Dreman Contrarian International Value Fund	818,148	71,762	(28,587)	43,175
Dreman Contrarian Value Equity Fund	117,420	2,028	(4,394)	(2,366)

At July 31, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Security Transactions and Related Income — Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•

Level 2 — other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dreman Contrarian Funds

Notes to the Portfolio of Investments — continued

July 31, 2011

(Unaudited)

Equity securities, including common stocks, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Fund’s investment as of July 31, 2011 while the breakdown, by category, of common stock is disclosed in the Portfolio of Investments for each Fund.

Dreman Contrarian Funds

Notes to the Portfolio of Investments — continued

July 31, 2011

(Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 —Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments	Securities	Other Financial Investments	Securities	Other Financial Investments
Dreman High Opportunity Fund
Common Stocks*	$121,143,764	$—	$—	$—	$121,143,764	$—
Exchange Trade Funds	220,076	—	—	—	220,076	—
Cash Equivalents	378,952	—	—	—	378,952	—

Total	121,742,792	—	—	—	121,742,792	—
Dreman Contrarian Mid Cap Value Fund
Common Stocks*	1,160,417	—	—	—	1,160,417	—
Cash Equivalents	23,815	—	—	—	23,815	—

Total	1,184,232	—	—	—	1,184,232	—
Dreman Contrarian Small Cap Value Fund
Common Stocks*	115,456,426	—	—	—	115,456,426	—

Total	115,456,426	—	—	—	115,456,426	—
Dreman Market Over-Reaction Fund
Common Stocks*	8,452,646	—	—	—	8,452,646	—
Cash Equivalents	101,009	—	—	—	101,009	—

Total	8,553,655	—	—	—	8,553,655	—
Dreman Contrarian International Value Fund
Common Stocks*	850,034	—	—	—	850,034	—
Cash Equivalents	11,289	—	—	—	11,289	—

Total	861,323	—	—	—	861,323	—
Dreman Contrarian Value Equity Fund
Common Stocks*	113,284	—	—	—	113,284	—
Cash Equivalents	1,770	—	—	—	1,770	—

Total	115,054	—	—	—	115,054	—

*	Refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any derivative instruments during the period ended July 31, 2011. The Funds had no transfers between Level 1 and Level 2 at any time during the reporting period. The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Dreman Contrarian Funds

By

/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date 9/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date 9/26/11

By

/s/ Robert Silva
Robert Silva, Treasurer and Chief Financial Officer

Date 9/26/11